Warrant Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Warrant Liabilities
17 — Warrant Liabilities
In connection with the Business Combination, the Company registered 5,750,000 Public Warrants, 257,500 Private Placement Warrants, 28,750 Underwriter Warrants, 1,300,000 OTM Warrants and 12,669,300 PIPE Warrants. Upon the Closing, the following warrants were outstanding to purchase shares of the Company’s Class A Common Stock that were issued by Aldel prior to the Business Combination:
Public Warrants
—
Each
warrant will be exercisable for one share of the Company’s Class A Common Stock at a price of $11.50 per share, subject to adjustments, commencing on April 12, 2022
(12 months after the Aldel IPO), provided that the
 Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities laws of the state of residence of the holder. The warrants may be exercised only for a whole number of shares of the Company’s Class A Common Stock. The warrants expire on December 1, 2026 (five years after the Closing date).
Private Placement Warrants
—
Each
warrant will be exercisable for one share of the Company’s Class A Common Stock at a price of $11.50 per share, subject to adjustments, commencing on December 2, 2022 (12 months following the Business Combination), and subject to additional vesting requirements as outlined within the warrant agreements covering those securities, including the Sponsor Warrant Lock-Up Agreement, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities laws of the state of residence of the holder. The warrants may be exercised only for a whole number of shares of the Company’s Class A Common Stock. Additionally, the Private Placement
Warrants are exercisable on a cashless basis so long as they are held by the Sponsor or any of its permitted transferees. The warrants expire on December 1, 2026 (five years after the Closing date).
Underwriter Warrants —
Each
warrant will be exercisable for one share of the Company’s Class A Common Stock at a price of $11.50 per share, subject to adjustments, commencing on April 12, 2022 (12 months after the Aldel IPO), provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities laws of the state of residence of the holder. The warrants may be exercised only for a whole number of shares of the Company’s Class A Common Stock. The Underwriter Warrants are exercisable on a cashless basis so long as they are held by the Underwriter or any of its permitted transferees. The warrants expire on December 1, 2026 (five years after the Closing date).
OTM Warrants
—
Each
warrant will be exercisable for one share of the Company’s Class A Common Stock at a price of $15.00 per share, subject to adjustments, commencing on December 2, 2022 (12 months following the Business Combination) and subject to additional vesting requirements as outlined within the warrant agreements covering those securities, including the Sponsor Warrant Lock-Up Agreement, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities laws of the state of residence of the holder. OTM Warrants may be exercised on a cashless basis so long as they continue to be held by the initial purchasers or their permitted transferees. The warrants expire on December 1, 2031 (ten years after the Closing date).
PIPE Warrants —
Each
warrant will be exercisable for one share of the Company’s Class A Common Stock at a price of $11.50 per share, subject to adjustments, commencing on January 1, 2022 (30 days after the date of the Business Combination), provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under securities laws of the state of residence of the holder. The PIPE Warrants may be exercised on a cashless basis. The warrants expire December 1, 2026 (five years after the Closing date).
The Company accounts for these warrants as liabilities in accordance with ASC 815. The warrant liability was measured at fair value as of the closing of the Business Combination for $46.8 million. In addition, the warrants are valued each reporting period and adjusted to market, with the increase or decrease being adjusted through earnings. A $42.5 million increase in the fair value of the warrant liability was reflected within “Change in fair value of warrant liabilities” in the Consolidated Statements of Operations for the year ended December 31, 2021. As of December 31, 2021, a warrant liability of $89.3 million was reflected as a long-term liability on the Consolidated Balance Sheets.
As of December 31, 2021, the total number of warrants outstanding was 20,005,550. No warrants were exercised as of December 31, 2021.